Earnings Per Common Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Anti-dilutive equity awards	844	105